UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jericho Capital Master Fund L.P.
Address: c/o Citco Fund Services (Curacao) B.V.
         P.O. Box 4774, Kaya Flamboyan 9
         Willemstad, Curacao

13F File Number:  028-14688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Josh Resnick
Title:     Managing Member
Phone:     (212) 946-7650

Signature, Place, and Date of Signing:

 /s/ Josh Resnick     New York, New York     May 15, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-14687                     Jericho Capital Asset Management L.P.